Segments - Major Customers by Reporting Segments (Details) - Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Saudi Arabian Oil Company
Revenue, Major Customer [Line Items]
Percentage of contract revenues	14.00%	14.00%	4.00%
Eni S.p.A
Revenue, Major Customer [Line Items]
Percentage of contract revenues	13.00%	14.00%	10.00%
PTT Exploration and Production Public Company Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	12.00%	5.00%	11.00%
Perfomex
Revenue, Major Customer [Line Items]
Percentage of contract revenues	3.00%	17.00%	14.00%
Total
Revenue, Major Customer [Line Items]
Percentage of contract revenues	42.00%	50.00%	39.00%